Equity Investments (Details) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Tibetan Yingli CNY	Dec. 31, 2011 Tibetan Yingli CNY	Dec. 31, 2011 Hainan Solar Power CNY	Sep. 30, 2009 Hainan Solar Power Yingli China and two other entities CNY	Sep. 30, 2011 Shuntong Wuliu CNY
Equity Investments
Equity investments	25,127	$ 27,807	173,241
Equity interest (as a percent)				50.00%			20.00%	49.00%
Provision for equity investment	8,720				8,720
Amount paid to acquire equity interest						20,362	6,000	1,470